Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Dec. 31, 2016
Going Concern (Textual)
Net loss	$ (24,886)	$ (1,562)	$ (42,941)	$ (44,224)
Working capital deficit	85,401		85,401	42,460
Accumulated deficit	$ (87,165)		$ (87,165)	$ (44,224)